The Gabelli Utilities Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	ENERGY AND UTILITIES — 80.4%
	Alternative Energy — 1.1%
380,000	Algonquin Power & Utilities Corp.	$6,020,371
49,859	Brookfield Renewable Corp., Cl. A	2,333,401
45,000	Eos Energy Enterprises Inc.†	887,400
2,000	Landis+Gyr Group AG	134,582
88,563	NextEra Energy Partners LP	6,454,471
70,000	Ormat Technologies Inc.	5,497,100
11,000	Siemens Gamesa Renewable Energy SA†	425,690

		21,753,015

	Diversified Industrial — 0.8%
8,000	AECOM†	512,880
59,000	AZZ Inc.	2,970,650
68,000	ITT Inc.	6,181,880
395,000	Mueller Water Products Inc., Cl. A	5,486,550
21,900	Park-Ohio Holdings Corp.	689,631

		15,841,591

	Electric Integrated — 50.9%
10,000	AES Brasil Energia SA	30,913
295,000	ALLETE Inc.	19,821,050
177,000	Alliant Energy Corp.	9,586,320
537,000	Ameren Corp.	43,690,320
675,500	American Electric Power Co. Inc.	57,214,850
93,000	Atlantic Power Corp.†	268,770
207,000	Avangrid Inc.	10,310,670
236,000	Avista Corp.	11,269,000
443,000	Black Hills Corp.	29,579,110
67,000	CMS Energy Corp.	4,101,740
447,000	Dominion Energy Inc.	33,954,120
17,000	DTE Energy Co.	2,263,380
286,000	Duke Energy Corp.	27,607,580
418,000	Edison International	24,494,800
9,400	Entergy Corp.	935,018
1,154,600	Evergy Inc.	68,733,338
789,000	Eversource Energy	68,319,510
340,000	Exelon Corp.	14,871,600
358,000	FirstEnergy Corp.	12,419,020
190,000	Fortis Inc.	8,244,370
914,000	Hawaiian Electric Industries Inc.	40,609,020
42,500	IDACORP Inc.	4,248,725
305,500	MGE Energy Inc.	21,809,645
2,327,000	NextEra Energy Inc.	175,944,470
265,000	NiSource Inc.	6,389,150
428,000	NorthWestern Corp.	27,905,600
785,000	OGE Energy Corp.	25,402,600
670,000	Otter Tail Corp.	30,933,900
248,000	PG&E Corp.†	2,904,080
320,000	Pinnacle West Capital Corp.	26,032,000
1,424,000	PNM Resources Inc.	69,847,200
95,500	Portland General Electric Co.	4,533,385

Shares		Market Value
524,000	PPL Corp.	$15,112,160
187,000	Public Service Enterprise Group Inc.	11,259,270
430,000	The Southern Co.	26,728,800
51,125	Unitil Corp.	2,335,901
592,500	WEC Energy Group Inc.	55,452,075
424,000	Xcel Energy Inc.	28,200,240

		1,023,363,700

	Electric Transmission and Distribution — 0.6%
66,000	Consolidated Edison Inc.	4,936,800
360,000	Red Electrica Corp. SA	6,374,797
3,400	Uniper SE	123,124

		11,434,721

	Environmental Services — 0.2%
52,000	Covanta Holding Corp.	720,720
7,500	Pentair plc	467,400
4,500	Tetra Tech Inc.	610,740
80,000	Veolia Environnement SA	2,050,818

		3,849,678

	Global Utilities — 2.2%
35,000	Chubu Electric Power Co. Inc.	450,440
20,000	E.ON SE	232,758
5,000	EDP - Energias de Portugal SA, ADR	288,750
175,000	Electric Power Development Co. Ltd.	3,056,672
20,800	Electricite de France SA†	279,046
205,000	Emera Inc.	9,123,617
35,000	Enagas SA	760,144
100,000	Endesa SA	2,645,611
275,000	Enel SpA	2,738,929
75,000	Equinor ASA	1,467,003
560,000	Hera SpA	2,146,135
28,000	Hokkaido Electric Power Co. Inc.	127,704
8,000	Hokuriku Electric Power Co.	54,694
175,000	Huaneng Power International Inc., ADR	2,502,500
50,000	Iberdrola SA, ADR	2,585,400
450,000	Iberdrola SA, Aquis	5,796,949
365,000	Korea Electric Power Corp., ADR†	3,744,900
83,000	Kyushu Electric Power Co. Inc.	818,569
30,000	Shikoku Electric Power Co. Inc.	233,010
2,000	Snam SpA	11,089
19,000	The Chugoku Electric Power Co. Inc.	233,199
300,000	The Kansai Electric Power Co. Inc.	3,245,879
134,000	Tohoku Electric Power Co. Inc.	1,264,665
55,000	Tokyo Electric Power Co. Holdings Inc.†	183,292

		43,990,955

	Merchant Energy — 4.3%
120,000	NRG Energy Inc.	4,527,600
3,070,000	The AES Corp.	82,306,700

		86,834,300

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated — 7.0%
15,000	Atlas Energy Group LLC†	$165
495,000	Energy Transfer LP	3,801,600
108,000	Hess Corp.	7,642,080
246,000	Kinder Morgan Inc.	4,095,900
1,726,000	National Fuel Gas Co.	86,282,740
501,000	ONEOK Inc.	25,380,660
364,000	UGI Corp.	14,927,640

		142,130,785

	Natural Gas Utilities — 6.8%
74,000	Atmos Energy Corp.	7,314,900
92,000	CenterPoint Energy Inc.	2,083,800
35,000	Chesapeake Utilities Corp.	4,062,800
388,000	Corning Natural Gas Holding Corp.(a)	9,121,880
100,000	Gulf Coast Ultra Deep Royalty Trust	4,000
25,000	Italgas SpA	162,272
125,000	National Grid plc	1,488,888
40,000	National Grid plc, ADR	2,369,600
14,000	New Jersey Resources Corp.	558,180
433,000	Northwest Natural Holding Co.	23,360,350
143,000	ONE Gas Inc.	10,998,130
74,000	RGC Resources Inc.	1,641,320
142,000	South Jersey Industries Inc.	3,206,360
904,000	Southwest Gas Holdings Inc.	62,113,840
117,000	Spire Inc.	8,645,130

		137,131,450

	Natural Resources — 1.8%
21,500	Alliance Resource Partners LP†	124,700
47,000	BP plc, ADR	1,144,450
270,000	Cameco Corp.	4,484,700
35,000	CNX Resources Corp.†	514,500
14,800	Diamondback Energy Inc.	1,087,652
682,000	Mueller Industries Inc.	28,200,700

		35,556,702

	Oil — 0.0%
41,000	Devon Energy Corp.	895,850

	Services — 1.1%
570,000	Enbridge Inc.	20,748,000
15,000	Halliburton Co.	321,900
34,000	MDU Resources Group Inc.	1,074,740

		22,144,640

	Water — 3.6%
8,000	American States Water Co.	604,960
109,800	American Water Works Co. Inc.	16,461,216
5,000	California Water Service Group	281,700
16,000	Consolidated Water Co. Ltd.	215,200
506,000	Essential Utilities Inc.	22,643,500

Shares		Market Value
19,500	Middlesex Water Co.	$1,540,890
530,000	Severn Trent plc	16,848,974
141,000	SJW Group	8,881,590
87,000	The York Water Co.	4,260,390
50,000	United Utilities Group plc, ADR	1,305,875

		73,044,295

	TOTAL ENERGY AND UTILITIES	1,617,971,682

	COMMUNICATIONS — 13.6%
	Business Services — 0.1%
1,060,000	Clear Channel Outdoor Holdings Inc.†	1,908,000

	Cable and Satellite — 4.3%
34,000	Charter Communications Inc., Cl. A†	20,978,680
27,000	Cogeco Communications Inc.	2,535,211
72,000	Cogeco Inc.	5,554,548
36,000	Comcast Corp., Cl. A	1,947,960
412,000	DISH Network Corp., Cl. A†	14,914,400
300,000	EchoStar Corp., Cl. A†	7,200,000
125,000	Euskaltel SA	1,627,121
5,800	Liberty Broadband Corp., Cl. C†	870,870
344,366	Liberty Global plc, Cl. A†	8,836,432
550,000	Liberty Global plc, Cl. C†	14,047,000
100,000	Liberty Latin America Ltd., Cl. A†	1,283,000
61,483	Liberty Latin America Ltd., Cl. C†	798,049
83,000	Rogers Communications Inc., Cl. B	3,826,300
12,000	Shaw Communications Inc., Cl. B	314,640
38,000	TBS Holdings Inc.	745,414

		85,479,625

	Telecommunications — 7.9%
1,000	AT&T Inc.	30,270
539,000	BCE Inc.	24,330,460
70,000	Deutsche Telekom AG	1,409,468
565,000	Deutsche Telekom AG, ADR	11,435,600
1,440,000	Koninklijke KPN NV	4,887,063
125,000	Loral Space & Communications Inc.	4,708,750
630,000	Lumen Technologies Inc.	8,410,500
570,000	Nippon Telegraph & Telephone Corp.	14,630,300
300,000	Orascom Investment Holding, GDR	15,000
260,000	Pharol SGPS SA†	35,674
25,000	PLDT Inc., ADR	654,000
88,000	Proximus SA	1,915,348
2,000	PT Indosat Tbk†	864
2,000,000	Singapore Telecommunications Ltd.	3,627,713
100,000	Sistema PJSC FC, GDR	904,000
120,000	Swisscom AG, ADR	6,464,400
10,000	Tele2 AB, Cl. B	134,884
105,000	Telecom Italia SpA, ADR	572,250
215,000	Telefonica Brasil SA, ADR	1,692,050
130,000	Telefonica Deutschland Holding AG	381,128
352,000	Telefonica SA, ADR	1,594,560

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
1,000,000	Telekom Austria AG	$7,880,544
334,000	Telenet Group Holding NV	13,544,357
535,000	Telephone and Data Systems Inc.	12,283,600
60,000	Telesites SAB de CV†	62,144
5,000	TELUS Corp.	99,586
37,000	TIM SA, ADR	419,950
1,242,100	VEON Ltd., ADR†	2,198,517
610,000	Verizon Communications Inc.	35,471,500

		159,794,480

	Wireless Communications — 1.3%
45,000	America Movil SAB de CV, Cl. L, ADR	611,100
10,500	Anterix Inc.†	495,180
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	38
26,500	Millicom International Cellular SA†	1,012,565
46,500	Millicom International Cellular SA, SDR†	1,788,984
6,000	Mobile TeleSystems PJSC, ADR	50,040
135,000	SK Telecom Co. Ltd., ADR	3,676,050
400	SmarTone Telecommunications Holdings Ltd.	233
300,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,401,000
344,000	United States Cellular Corp.†	12,549,120
220,100	Vodafone Group plc, ADR	4,056,443

		25,640,753

	TOTAL COMMUNICATIONS	272,822,858

	OTHER — 5.8%
	Aerospace — 0.2%
2,300,000	Rolls-Royce Holdings plc†	3,338,831

	Building and Construction — 0.4%
12,000	Acciona SA	2,010,946
2,000	Arcosa Inc.	130,180
99,000	Johnson Controls International plc	5,907,330
20,000	Vantage Towers AG†	562,896

		8,611,352

	Business Services — 0.2%
59,169	Macquarie Infrastructure Corp.	1,882,166
17,500	Vectrus Inc.†	935,200

		2,817,366

	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	252,821

	Diversified Industrial — 0.1%
1,000	Alstom SA†.	49,863
42,000	Bouygues SA	1,683,974
4,000	Trinity Industries Inc.	113,960

Shares		Market Value
100,000	Twin Disc Inc.†	$956,000

		2,803,797

	Electronics — 0.9%
34,000	Corning Inc.	1,479,340
6,000	Keysight Technologies Inc.†	860,400
300	Roper Technologies Inc.	121,002
150,000	Sony Group Corp., ADR	15,901,500

		18,362,242

	Entertainment — 0.1%
240,000	Grupo Televisa SAB, ADR†	2,126,400

	Financial Services — 0.3%
106,000	Kinnevik AB, Cl. A	5,486,034

	Health Care — 0.0%
12,000	Tsumura & Co.	428,630

	Machinery — 2.1%
102,000	Astec Industries Inc.	7,692,840
61,000	Flowserve Corp.	2,367,410
69,500	The Gorman-Rupp Co.	2,301,145
284,500	Xylem Inc.	29,923,710

		42,285,105

	Metals and Mining — 0.3%
115,000	Freeport-McMoRan Inc.†	3,786,950
14,500	Vulcan Materials Co.	2,446,875

		6,233,825

	Transportation — 1.2%
254,000	GATX Corp.	23,555,960
2,000	Kirby Corp.†	120,560

		23,676,520

	TOTAL OTHER	116,422,923

	TOTAL COMMON STOCKS	2,007,217,463

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	582,000

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
15,000	Cincinnati Bell Inc., 6.750%, Ser. B	749,100

	RIGHTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Global Utilities — 0.0%
2,000	Snam SpA, expire 04/07/21†	2

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26(a)	$1,540,080

Principal Amount
	CORPORATE BONDS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Resources — 0.1%
$ 1,200,000	Mueller Industries Inc., 6.000%, 03/01/27	1,225,560

	TOTAL INVESTMENTS — 100.0 (Cost $1,024,845,235)	$2,011,314,205

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

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